Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 23, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000072749
Account Value [Line Items]
Account Value	$ 13,578	$ 13,490	$ 13,410	$ 13,201	$ 12,787	$ 12,713	$ 12,301	$ 11,941	$ 11,700	$ 11,472	$ 11,488	$ 11,892	$ 12,283	$ 13,034	$ 13,319	$ 13,554	$ 13,410	$ 13,318	$ 13,201	$ 12,867	$ 12,135	$ 12,387	$ 12,216	$ 12,281	$ 11,780	$ 11,459	$ 11,034	$ 11,056	$ 11,040	$ 11,114	$ 11,066	$ 11,070	$ 10,877	$ 10,676	$ 10,353	$ 10,599	$ 10,263		$ 9,894	$ 9,847	$ 9,757	$ 10,000
C000072750
Account Value [Line Items]
Account Value	13,206	13,129	13,073	12,865	12,471	12,407	12,014	11,671	11,443	11,228	11,252	11,655	12,046	12,791	13,079	13,331	13,188	13,108	13,013	12,683	11,981	12,227	12,078	12,151	11,655	11,347	10,944	10,964	10,966	11,038	10,999	11,025	10,829	10,633	10,309	10,571	10,243		9,879	9,837	9,753	10,000
C000169957
Account Value [Line Items]
Account Value	684,501	679,766	676,138	664,663	643,587	640,202	618,567	600,268	588,503	576,207	577,376	596,806	616,778	653,576	667,584	679,675	671,616	666,765	660,663	643,682	607,374	619,156	610,880	613,381	588,165	571,927	551,037	551,422	550,897	553,869	551,314	551,551	541,630	531,277	514,562	527,113	510,209	$ 500,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,978	10,637	10,656	10,805	10,256	10,329	10,184	10,107	10,178	10,018	9,979	10,117	10,655	11,595	11,997	12,279	12,277	12,246	12,405	12,216	11,752	11,738	11,446	11,575	11,129	10,877	10,562	10,741	10,796	10,939	10,869	10,889	10,613	10,319	10,203	10,868	10,532		10,258	9,896	9,990	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,978	10,637	10,656	10,805	10,256	10,329	10,184	10,107	10,178	10,018	9,979	10,117	10,655	11,595	11,997	12,279	12,277	12,246	12,405	12,216	11,752	11,738	11,446	11,575	11,129	10,877	10,562	10,741	10,796	10,939	10,869	10,889	10,613	10,319	10,203	10,868	10,532		10,258	9,896	9,990	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	526,406	510,058	510,984	518,092	491,811	495,291	488,317	484,658	488,039	480,391	478,528	485,110	510,921	555,996	575,260	588,808	588,694	587,237	594,842	585,768	563,523	562,871	548,862	555,043	533,665	521,569	506,481	515,046	517,668	524,533	521,191	522,127	508,903	494,802	489,232	521,149	505,027	500,000
Bloomberg Global Aggregate Bond USD Hedged Index
Account Value [Line Items]
Account Value	12,319	12,290	12,191	12,073	11,615	11,597	11,338	11,233	11,250	10,993	11,050	11,171	11,358	11,945	12,350	12,411	12,224	12,213	12,435	12,318	12,213	12,174	11,838	11,928	11,412	11,046	10,761	10,771	10,715	10,627	10,704	10,692	10,590	10,463	10,383	10,662	10,406		10,260	10,043	9,947	10,000
Bloomberg Global Aggregate Bond USD Hedged Index
Account Value [Line Items]
Account Value	12,319	12,290	12,191	12,073	11,615	11,597	11,338	11,233	11,250	10,993	11,050	11,171	11,358	11,945	12,350	12,411	12,224	12,213	12,435	12,318	12,213	12,174	11,838	11,928	11,412	11,046	10,761	10,771	10,715	10,627	10,704	10,692	10,590	10,463	10,383	10,662	10,406		$ 10,260	$ 10,043	$ 9,947	$ 10,000
Bloomberg Global Aggregate Bond USD Hedged Index
Account Value [Line Items]
Account Value	$ 596,894	$ 595,520	$ 590,697	$ 584,983	$ 562,795	$ 561,920	$ 549,357	$ 544,280	$ 545,114	$ 532,654	$ 535,420	$ 541,285	$ 550,342	$ 578,797	$ 598,390	$ 601,387	$ 592,309	$ 591,780	$ 602,521	$ 596,879	$ 591,783	$ 589,890	$ 573,604	$ 577,948	$ 552,966	$ 535,212	$ 521,435	$ 521,909	$ 519,199	$ 514,929	$ 518,644	$ 518,059	$ 513,134	$ 506,954	$ 503,110	$ 516,629	$ 504,225	$ 500,000